CORPORATE INCOME TAX	12 Months Ended
Dec. 31, 2024
CORPORATE INCOME TAX
CORPORATE INCOME TAX

19.CORPORATE INCOME TAX

The tax report filed by the entities under the Group is subject to examination by the tax authorities. As the application of tax laws and regulations is susceptible to varying interpretations, the amounts reported in the consolidated financial statements are more-likely-than-not and could change based on the interpretation of tax law by the relevant legal authorities.

The major components of tax expense for the years ended December 31, 2024, 2023 and 2022 were:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Income taxes
Current income tax expense	3,813	111,427	56,926	2,339,264
Deferred income tax expense/(income)	1,058,522	(34,502)	(86,621)	(3,559,523)
Income tax expense reported in the consolidated statement of operations	1,062,335	76,925	(29,695)	(1,220,259)

19.CORPORATE INCOME TAX (continued)

The reconciliation of tax computed by applying the Vietnam’s statutory tax rate of 20% to the Group’s income tax expense of the years presented are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Loss before tax expense	(51,896,362)	(60,173,423)	(77,384,644)	(3,179,973,043)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(10,379,272)	(12,034,685)	(15,476,929)	(635,994,617)
Effect of preferential tax rates	4,397,659	5,189,245	9,534,979	391,821,615
Foreign tax rates differential	(232,379)	(341,129)	(376,196)	(15,459,051)
Deemed contribution from owners through cash donation to the Company (i)	—	1,974,626	2,035,221	83,633,491
Deemed contribution from owner through free electric charging offered to VinFast’s customers (i)	—	—	590,075	24,247,997
Others	685,487	492,047	542,007	22,272,735
Change in valuation allowance	6,590,840	4,796,821	3,121,148	128,257,571
Estimated income tax expense	1,062,335	76,925	(29,695)	(1,220,259)
(i)	These amount are treated as taxable income under Vietnam tax regulations.

The Vietnam statutory income tax rate was used because the majority of the Group’s operations are based in Vietnam.

19.1 Current corporate income tax

Singapore

The Company incorporated in Singapore is subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2024.

Vietnam

The statutory corporate income tax rate applied for subsidiaries in Vietnam is 20% of taxable income, except for VinFast Vietnam, VinEG and VinES Ha Tinh.

The statutory CIT rate applicable to the income generated from investment projects of these entities is 10% in the first consecutively 15 years commencing from the first year in which income from investment project is generated. These entities are entitled to an exemption from CIT for investment project for 4 years commencing from the first year in which a taxable income from investment project is earned or commencing from the fourth year from the first year in which revenue is generated if no taxable profit is earned for the first 3 years, and a 50% reduction of CIT for the subsequent 9 years. Details of these tax incentives period depend on the specific condition of each entity.

Others

The CIT rates applicable to subsidiaries established in countries other than Singapore and Vietnam vary depending on the regulations of the local tax authorities.

19.CORPORATE INCOME TAX (continued)

19.2 Deferred tax

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Deferred tax assets
Unrecognised tax loss carried forward	3,285,533	5,202,753	8,936,844	367,242,408
Deferred tax assets from lease back transaction	3,127,683	3,492,038	3,625,123	148,967,454
Written-off R&D expenses	971,726	2,249,112	3,252,649	133,661,352
Lease liabilities	904,451	1,063,152	721,285	29,639,819
Excess of deductible capped interest expense carried forward	734,621	1,131,794	1,886,951	77,540,621
Start-up costs	704,720	794,479	739,605	30,392,644
Provision for net realizable value of inventory	192,141	446,205	463,188	19,033,820
Impairment of long-lived assets	122,954	44,663	539,442	22,167,331
Others	173,872	728,463	1,494,371	61,408,301
Total deferred tax assets	10,217,701	15,152,659	21,659,458	890,053,750
Less valuation allowance	(7,911,734)	(12,513,175)	(19,115,404)	(785,510,746)
Total deferred tax assets, net amount	2,305,967	2,639,484	2,544,054	104,543,004
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,354,879)	(2,442,623)	(2,437,689)	(100,172,139)
Right-of-use assets	(904,451)	(1,063,152)	(721,285)	(29,639,819)
Others	(106,403)	(158,973)	(323,723)	(13,302,774)
Total deferred tax liabilities	(3,365,733)	(3,664,748)	(3,482,697)	(143,114,732)
Net deferred tax liabilities	(1,059,766)	(1,025,264)	(938,643)	(38,571,728)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets	—	—	—	—
Deferred tax liabilities	(1,059,766)	(1,025,264)	(938,643)	(38,571,728)
Deferred tax liabilities, net	(1,059,766)	(1,025,264)	(938,643)	(38,571,728)

19.3 Valuation allowance for deferred tax assets

Full valuation allowances have been provided where, based on all available evidence, management determined that it is more likely than not that deferred tax assets will not be realizable in future tax years. Movement of valuation allowance is as follow:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Balance at beginning of the year	2,840,310	7,911,734	12,513,175	514,204,849
Net change in valuation allowance	5,071,424	4,601,441	6,602,229	271,305,897
Balance at end of the year	7,911,734	12,513,175	19,115,404	785,510,746

Tax losses carried forward

The tax losses carried forward mainly come from Vietnamese entities, which are entitled to carry tax losses forward to offset against taxable income arising within five years subsequent to the year in which the loss was incurred.

As of December 31, 2024, the Group had accumulated tax losses of VND89,765.2 billion (USD3,688.7 million) available for offset against future taxable profit. These are estimated accumulated tax losses as per the CIT declarations of the consolidated entities which have not been finalized by the local tax authorities as of the date of these consolidated financial statements.

19.CORPORATE INCOME TAX (continued)

19.3 Valuation allowance for deferred tax assets (continued)

Tax losses carried forward (continued)

No deferred tax assets have been recognized in respect of these accumulated tax losses because future taxable profit cannot be ascertained at this stage.

The Group has tax losses mainly arising in Vietnam. The Vietnamese entities is entitled to carry tax losses forward to offset against taxable income arising within 5 years subsequent to the year which the loss was incurred. As at the consolidated balance sheet date, the Vietnamese entities had accumulated tax losses of approximately VND67,893 billion, of which tax losses that will be forfeited in 2025 is approximately VND10,146 billion, available for offset against future taxable income within five years subsequent to the year in which the loss incurred.

As of December 31, 2024, the Group has tax losses arising in subsidiaries other than Vietnam of VND21,871.9 billion (USD898.8 million) that will be carried for deduction against future taxable profit depending on the local tax regulations.

Interest expense exceeds the prescribed threshold

The Group is entitled to carry forward interest expense exceeding the prescribed threshold that have not been deducted when calculating CIT for the current year (“non-deductible interest expenses”) to the following year when determining the total deductible interest expenses of the following year. The subsequent period that the interest expense can be carried forward to will not exceed consecutive period of 5 years subsequent to the year in which the non-deductible interest expense incurred. No deferred tax assets were recognised in respect of the remaining non-deductible interest expense because of the uncertainty in predicting whether this non-deductible interest expense will be carried forward in the remaining time limit or not.

Uncertain tax position

The management takes into account the requirement of ASC 740 for all uncertainty over income tax treatments. In determining the treatment for uncertain tax positions, the management considers either the probability of whether the relevant taxation authority will accept the tax treatment under tax law or preparing its income tax filings and supporting tax treatments. Based on the reasonable estimates and prudent judgements of the management, it is more likely than not that the taxation authority will accept all uncertain tax treatments of the Group. Accordingly, the Group did not record any uncertain tax position as of December 31, 2024, 2023 and 2022.

Income tax returns are filed in multiple jurisdictions and are subject to examination by taxing authorities throughout the world. We have open tax years from 2020 to 2024 with various significant tax jurisdictions. Tax authorities may have the ability to review and adjust net operating loss or tax credit carryforwards that were generated prior to these periods if utilized in an open tax year. These open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations as they relate to the amount, character, timing or inclusion of revenue and expenses or the sustainability of income tax credits for a given audit cycle.